Long-Term Debt, Secured Term Loans (Details) $ in Thousands			1 Months Ended							12 Months Ended
	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) Subsidiary	Jul. 31, 2019 USD ($) Subsidiary	Dec. 31, 2023 USD ($) Payment Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 04, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-Term Debt [Abstract]
Number of tanker vessels used as collateral | Vessel										4
Net book value of tanker vessels used as collateral			$ 125,200							$ 125,200
Proceeds from loan agreement										2,141	$ 108,633	$ 0
Prepayments of loan	$ 70	$ 4,930								75,421	30,327	$ 7,911
Compensating cash balance required under loan agreements			10,000		$ 10,500					10,000	10,500
Restricted cash, non-current			1,000		1,000					$ 1,000	$ 1,000
Weighted average interest rate										7.60%	4.85%	2.90%
Interest expense on bank debt										$ 8,499	$ 3,191	$ 1,596
Accrued Liabilities [Member]
Long-Term Debt [Abstract]
Accrued interest			294		390					294	390
Interest and Finance Costs [Member]
Long-Term Debt [Abstract]
Interest expense on bank debt										$ 9,039	3,191	$ 1,596
Secured Term Loans [Member] | SOFR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate										2.35%
Secured Term Loans [Member] | SOFR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate										2.75%
Secured Term Loans after Refinance of Nordea Loan [Member] | SOFR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate										2.35%
Secured Term Loans after Refinance of Nordea Loan [Member] | SOFR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate										2.60%
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments										quarterly
Number of balloon installment payments | Payment										1
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary									2
Borrowing capacity									$ 33,000				$ 20,000			$ 59,000	$ 47,000
Balance outstanding													$ 17,859
Term										5 years
Proceeds from loan agreement									$ 2,141
Covenant compliance										the Company was in compliance with all of its loan covenants.
Nordea Bank Secured Term Loan [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage										0.50%
Nordea Bank Secured Term Loan [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage										1.00%
Piraeus Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments										quarterly
Number of balloon installment payments | Payment										1
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary								3
Borrowing capacity						$ 37,400		$ 31,526						$ 31,933
Proceeds from loan agreement						36,450	$ 31,933	$ 29,958
Amount available for drawdown						0									$ 0
Prepayments of loan			27,933
Covenant compliance										the Company was in compliance with all of its loan covenants.
Piraeus Bank Secured Term Loans [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage										0.50%
Piraeus Bank Secured Term Loans [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage										1.00%
Piraeus Bank Secured Term Loans [Member] | P. Sophia [Member]
Long-Term Debt [Abstract]
Acquisition price of vessel to be financed														24,600
Piraeus Bank Secured Term Loans [Member] | P. Yanbu [Member]
Long-Term Debt [Abstract]
Outstanding indebtedness on vessel to be refinanced														$ 7,333
Piraeus Bank Secured Term Loans [Member] | P. Monterey [Member]
Long-Term Debt [Abstract]
Acquisition price of vessel to be financed						29,615
Prepayments of loan			$ 16,676
Piraeus Bank Secured Term Loans [Member] | P. Kikuma [Member]
Long-Term Debt [Abstract]
Outstanding indebtedness on vessel to be refinanced						7,785
Prepayments of loan				$ 13,926
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments										quarterly
Number of balloon installment payments | Payment										1
Borrowing capacity					22,000	18,250					$ 22,000
Proceeds from loan agreement					$ 22,000	$ 18,250
Covenant compliance										the Company was in compliance with all of its loan covenants.
Alpha Bank Secured Term Loans [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage										0.50%
Alpha Bank Secured Term Loans [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage										1.00%